UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO        February 10, 2011

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  55

Form 13F Information Table Value Total:                  152,470
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 12-31-2010
                                TITLE OF             VALUE    SHRS/    SHR/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP      (x$1000) PRN AMT  PRN  CALL DISCRTN  MGRS   SOLE   SHARED  NONE
______________                  _______   _____      _______  _______  ___  ___  _______  _____  _____  ______  ____
1ST UNITED BANCORP INC FLA      COM       33740N105  604      87362    SH        SOLE            87362
AMERIS BANCORP                  COM       03076K108  2651     251488   SH        SOLE            251488
BANCORPSOUTH INC                COM       059692103  239      15000    SH        SOLE            15000
BANK COMM HLDGS                 COM       06424J103  2116     497800   SH        SOLE            497800
BANK OF AMERICA CORPORATION     COM       060505104  3718     278700   SH        SOLE            278700
BANK OF MARIN BANCORP           COM       063425102  3844     109821   SH        SOLE            109821
BANK OF NEW YORK MELLON CORP    COM       064058100  4832     160000   SH        SOLE            160000
BANK OF THE OZARKS INC          COM       063904106  2293     52899    SH        SOLE            52899
BANNER CORP                     COM       06652V109  4064     1751800  SH        SOLE            1751800
CAPITOL FED FINL                COM       14057J101  9052     760000   SH        SOLE            760000
CAROLINA BK HLDGS INC GREENS    COM       143785103  443      140710   SH        SOLE            140710
CENTER FINL CORP CALIF          COM       15146E102  4862     641415   SH        SOLE            641415
CHARTER FINL CORP WEST PT GA    COM       16122M100  1648     185200   SH        SOLE            185200
CHIMERA INVT CORP               COM       16934Q109  2266     551300   SH        SOLE            551300
CITIGROUP INC                   COM       172967101  7599     1606600  SH        SOLE            1606600
CITIZENS REPUBLIC BANCORP IN    COM       174420109  4795     7796368  SH        SOLE            7796368
CITIZENS SOUTH BKG CP DEL       COM       176682102  1205     277761   SH        SOLE            277761
COMMUNITY WEST BANCSHARES       COM       204157101  901      250300   SH        SOLE            250300
DYNEX CAP INC                   COM NEW   26817Q506  3276     300000   SH        SOLE            300000
ENTERPRISE FINL SVCS CORP       COM       293712105  1342     128300   SH        SOLE            128300
EVANS BANCORP INC               COM NEW   29911Q208  1070     75100    SH        SOLE            75100
FIFTH THIRD BANCORP             COM       316773100  1469     100100   SH        SOLE            100100
FIRST CMNTY BANCSHARES INC      COM       31983A103  3202     214319   SH        SOLE            214319
FIRST FINL BANCORP OH           COM       320209109  7553     408686   SH        SOLE            408686
FIRST HORIZON NATL CORP         COM       320517105  2945     250000   SH        SOLE            250000
FIRST MERCHANTS CORP            COM       320817109  4449     502200   SH        SOLE            502200
FIRST MIDWEST BANCORP DEL       COM       320867104  4088     354900   SH        SOLE            354900
FIRST SEC GROUP INC             COM       336312103  340      378085   SH        SOLE            378085
HERITAGE FINL CORP WASH         COM       42722X106  3572     256574   SH        SOLE            256574
HERITAGE FINL GROUP INC         COM       42726X102  933      75100    SH        SOLE            75100
HERITAGE OAKS BANCORP           COM       42724R107  416      126531   SH        SOLE            126531
INDIANA COMMUNITY BANCORP       COM       454674102  2713     157291   SH        SOLE            157291
JPMORGAN CHASE & CO             COM       46625H100  5086     119900   SH        SOLE            119900
MERCANTILE BANK CORP            COM       587376104  2716     331208   SH        SOLE            331208
MERIDIAN INTERSTAT BANCORP      COM       58964Q104  3203     271700   SH        SOLE            271700
MIDSOUTH BANCORP INC            COM       598039105  292      19000    SH        SOLE            19000
NORTH VALLEY BANCORP            COM       66304M204  2094     234012   SH        SOLE            234012
PACIFIC CONTINENTAL CORP        COM       69412V108  1697     168700   SH        SOLE            168700
PARK STERLING BANK              COM       70086W109  1392     225300   SH        SOLE            225300
PNC FINL SVCS GROUP INC         COM       693475105  5155     84900    SH        SOLE            84900
PORTER BANCORP INC              COM       736233107  5392     522970   SH        SOLE            522970
PREFERRED BK LOS ANGELES CA     COM       740367107  2936     1668374  SH        SOLE            1668374
RENASANT CORP                   COM       75970E107  2115     125100   SH        SOLE            125100
RIVERVIEW BANCORP INC           COM       769397100  1361     500500   SH        SOLE            500500
SCBT FINANCIAL CORP             COM       78401V102  1476     45070    SH        SOLE            45070
SIMMONS 1ST NATL CORP           CL A$1PAR 828730200  564      19800    SH        SOLE            19800
SOUTHERN CMNTY FINL CORP        COM       842632101  395      355532   SH        SOLE            355532
SOUTHWEST BANCORP INC OKLA      COM       844767103  1741     140400   SH        SOLE            140400
STERLING BANCSHARES INC         COM       858907108  1755     250000   SH        SOLE            250000
TENNESSEE COMMERCE BANCORP      COM       88043P108  1099     225200   SH        SOLE            225200
TFS FINL CORP                   COM       87240R107  4517     500800   SH        SOLE            500800
TOWER BANCORP INC               COM       891709107  3967     180000   SH        SOLE            180000
TOWER FINANCIAL CORP            COM       891769101  1524     201817   SH        SOLE            201817
WELLS FARGO & CO NEW            COM       949746101  2581     83300    SH        SOLE            83300
WINTRUST FINANCIAL CORP         COM       97650W108  4912     148722   SH        SOLE            148722